CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other Comprehensive (Loss)/Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]
Beginning Balance at Jun. 30, 2014	$ 209,433,615	$ 1,680	$ 199,365,902	$ 2,647,794	$ 325	$ 7,417,914
Beginning Balance, shares at Jun. 30, 2014		16,800,000
Net income	26,072,653	$ 0	0	0	0	26,072,653
Foreign currency translation adjustment	1,757,840	0	0	1,757,840	0	0
Ending Balance at Jun. 30, 2015	237,264,108	$ 1,680	199,365,902	4,405,634	325	33,490,567
Ending Balance, Shares at Jun. 30, 2015		16,800,000
Shares issued in reverse acquisition	29,669,165	$ 473	29,668,692	0	0	0
Shares issued in reverse acquisition, shares		4,726,747
Share repurchase	(17,524,180)	$ (149)	(17,524,031)	0	0	0
Share repurchase, shares		(1,485,100)
Share based compensation	1,889,733	$ 0	1,889,733	0	0	0
Statutory reserve	0	0	0	0	2,363,920	(2,363,920)
Net income	12,117,397	0	0	0	0	12,117,397
Foreign currency translation adjustment	(19,361,292)	0		(19,361,292)	0	0
Ending Balance at Jun. 30, 2016	244,054,931	$ 2,004	213,400,296	(14,955,658)	2,364,245	43,244,044
Ending Balance, Shares at Jun. 30, 2016		20,041,647
Share repurchase	(204)	$ (20)	(184)
Share repurchase, shares		(204,005)
Share based compensation	(1,465,680)	$ 0	(1,465,680)	0	0	0
Statutory reserve	0	0	0	0	1,166,213	(1,166,213)
Net income	20,349,791	0	0	0		20,349,791
Foreign currency translation adjustment	(5,130,963)	0	0	(5,130,963)	0	0
Ending Balance at Jun. 30, 2017	$ 257,807,875	$ 1,984	$ 211,934,432	$ (20,086,621)	$ 3,530,458	$ 62,427,622
Ending Balance, Shares at Jun. 30, 2017		19,837,642